Employee Benefits - Summary of Defined Benefit Obligation And Unfunded Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Plan assets	¥ (1,840,586)	¥ (1,844,819)
Total	124,069	232,332
Japanese plans [Member] | Funded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,466,825	1,559,686
Total	(373,761)	(285,133)
Japanese plans [Member] | Unfunded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	497,830	517,465
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Plan assets	(1,109,394)	(1,224,656)
Total	313,869	262,988
Foreign plans [Member] | Funded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,076,433	1,187,595
Total	(32,961)	(37,061)
Foreign plans [Member] | Unfunded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	¥ 346,830	¥ 300,049